Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2019		Mar. 31, 2018	Jun. 30, 2018		Jun. 30, 2017
Net income	$ 1,035		$ 913	$ 4,557		$ 2,499	$ 3,581		$ 2,994
Other comprehensive income, net of tax:
Unrealized losses arising during the period	1,946		(1,821)	2,840		(2,348)	(2,711)		(2,737)
Reclassification adjustment for gains included in income	(1)	[1],[2]	5	(561)	[1],[2]	(33)	(33)	[3],[4]	(209)
Net unrealized loss	1,945		(1,816)	2,279		(2,381)	(2,744)		(2,946)
Income tax effect	(410)		381	(480)		574	650		1,002
Other comprehensive loss	1,535		(1,435)	1,799		(1,807)	(2,094)		(1,944)
Total comprehensive income	$ 2,570		$ (522)	$ 6,356		$ 692	$ 1,487		$ 1,050

[1]	Income tax expense
[2]	Securities (gains) losses, net
[3]	Income tax expense
[4]	Securities gain, net